DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Revenues (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues [Abstract]
Sales of goods and services	$ 86,826,599	$ 83,838,376	$ 99,374,368
Subsidies	2,149,729	494,885	416,018
Total	$ 88,976,328	$ 84,333,261	$ 99,790,386